UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coeus Capital Management LLC
Address: 9 Greenwich Office Park
         Greenwich, CT  06831

13F File Number:  028-12804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lloyd Mandell
Title:     Chief Executive Officer
Phone:     203-542-4700

Signature, Place, and Date of Signing:

      /s/ Lloyd Mandell     Greenwich, CT     November 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $254,884 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106    11394  1073870 SH       SOLE                  1073870        0        0
AMDOCS LTD                     ORD              G02602103    10799   394400 SH       SOLE                   394400        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    14110   466000 SH       SOLE                   466000        0        0
BLUE NILE INC                  COM              09578R103     2251    52500 SH       SOLE                    52500        0        0
BRINKS CO                      COM              109696104    13495   221150 SH       SOLE                   221150        0        0
BURGER KING HLDGS INC          COM              121208201     8206   334127 SH       SOLE                   334127        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    14663   582800 SH       SOLE                   582800        0        0
CHILDRENS PL RETAIL STORES I   COM              168905107     3722   111618 SH       SOLE                   111618        0        0
CONNS INC                      COM              208242107     5860   313195 SH       SOLE                   313195        0        0
CORINTHIAN COLLEGES INC        COM              218868107     4200   280000 SH       SOLE                   280000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     7895   317700 SH       SOLE                   317700        0        0
CVS CAREMARK CORPORATION       COM              126650100    15558   462200 SH       SOLE                   462200        0        0
DG FASTCHANNEL INC             COM              23326R109    10012   456737 SH       SOLE                   456737        0        0
DICKS SPORTING GOODS INC       COM              253393102     6379   325800 SH       SOLE                   325800        0        0
DRYSHIPS INC                   SHS              Y2109Q101     2839    80000 SH       SOLE                    80000        0        0
EAGLE MATERIALS INC            COM              26969P108     2215    99000 SH       SOLE                    99000        0        0
EXPRESS SCRIPTS INC            COM              302182100     3152    42700 SH       SOLE                    42700        0        0
GARMIN LTD                     ORD              G37260109     5057   149000 SH       SOLE                   149000        0        0
HEWLETT PACKARD CO             COM              428236103    13719   296700 SH       SOLE                   296700        0        0
HUMANA INC                     COM              444859102     4120   100000 SH       SOLE                   100000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109    11865   146640 SH       SOLE                   146640        0        0
LAMAR ADVERTISING CO           CL A             512815101      772    25000 SH       SOLE                    25000        0        0
MARCHEX INC                    CL B             56624R108    14362  1395749 SH       SOLE                  1395749        0        0
MARTIN MARIETTA MATLS INC      COM              573284106     2688    24000 SH       SOLE                    24000        0        0
MCKESSON CORP                  COM              58155Q103    11962   222300 SH       SOLE                   222300        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     5513   122500 SH       SOLE                   122500        0        0
MIVA INC                       COM              55311R108      421   679222 SH       SOLE                   679222        0        0
MUELLER WTR PRODS INC          COM SER A        624758108      584    65000 SH       SOLE                    65000        0        0
QUALCOMM INC                   COM              747525103     1594    37100 SH       SOLE                    37100        0        0
SANDERSON FARMS INC            COM              800013104     6058   164900 SH       SOLE                   164900        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101     3366    92700 SH       SOLE                    92700        0        0
TENET HEALTHCARE CORP          COM              88033G100     4110   740598 SH       SOLE                   740598        0        0
TEXAS INDS INC                 COM              882491103     4903   120000 SH       SOLE                   120000        0        0
TITAN INTL INC ILL             COM              88830M102     9882   463500 SH       SOLE                   463500        0        0
VALUECLICK INC                 COM              92046N102     5852   572000 SH       SOLE                   572000        0        0
VULCAN MATLS CO                COM              929160109      745    10000 SH       SOLE                    10000        0        0
WEBSITE PROS INC               COM              94769V105     9445  1749056 SH       SOLE                  1749056        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106     1116    31000 SH       SOLE                    31000        0        0